Trade and Other Payables (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Statement Line Items [Line Items]
Accounts payable	$ 7,380		$ 7,380		$ 6,700
Accruals and other payables	3,906		3,906		2,028
Unrealized gain of finance expense	346	$ 77	673	$ 26
Change in other payables in net liability	227		227
Change in other payables asset					432
Mexico [Member]
Statement Line Items [Line Items]
Accounts payable					2,135
Maximum [Member]
Statement Line Items [Line Items]
Accounts payable	$ 34,474		$ 34,474		$ 4,672